Borrowings (Details Narrative) - ARS ($) $ in Millions	1 Months Ended
	Jun. 30, 2022	Jul. 06, 2022	Jun. 30, 2021
Statement [Line Items]
Total Borrowings from collateralized liabilities	$ 953		$ 1,169
Canceled and/or extended		$ 239
Series V11 [Member]
Statement [Line Items]
Issuance price percentage	100